Disclosure of detailed information about pension obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Statements [Line Items]
Pension obligation - non-current	$ 23,863	$ 22,221	$ 28,379
Pension obligations [Member]
Statements [Line Items]
Pension obligation - current	11,854	19,401	24,635
Pension obligation - non-current	23,863	22,221	28,379
Net liability	$ 35,717	$ 41,622	$ 53,014